Revenue (Schedule of Information on Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Sale of crude oil	$ 648,670	$ 726,947	$ 1,004,775
Sale of purchased crude oil	7,177	5,464	9,454
Sale of gas	5,076	25,024	35,350
Commodity risk management contracts designated as cash flow hedges	(85)	(810)
Revenue	$ 660,838	$ 756,625	$ 1,049,579